Income Tax / Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Disclosure of geographical areas

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Argentina	$129	$(503)	$(5,058)
Paraguay	(9,619)	1,786	2,357
Uruguay	50,271	56,572	36,951
Panama	(27,745)	(23,600)	(20,377)
Marshall Islands	478	(3,597)	(6,984)
Brazil	(21)	95	384

Total income before income taxes and noncontrolling interest	$13,493	$30,753	$7,273

Schedule of income tax benefit/(expense)
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Current	(1,282)	(98)	842
Deferred	(360)	(864)	542
Total Argentina	($1,642)	($962)	$1,384
Current	(45)	-	-
Deferred	7	(77)	4
Total Brasil	($38)	($77)	$4
Current	(54)	(102)	(58)
Deferred	(90)	(100)	(193)
Total Paraguay	($144)	($202)	($251)
Current	-	-	-
Deferred	-	642	-
Total Uruguay	-	$642	-
Total income tax (expense)/ benefit	($1,824)	($599)	$1,137

Net loss subject to income taxes
	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Benefit before income taxes and noncontrolling interest	$13,493	$30,753	$7,273
Panama, Marshall Islands, Uruguay Port/Barge (not taxed)	($23,004)	($31,945)	($9,590)
Net loss subject to income taxes………………………	($9,511)	($1,192)	($2,317)

Reconciliation of income tax benefit to taxes calculated based on statutory tax rates
	December 31, 2020	December 31, 2019	December 31, 2018
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit	$930	$582	$1,150

Tax effect of amounts which are not (deductible)/taxable in calculating taxable income
Allocation of parent company expenses, not deductible for local income tax	($845)	($409)	($215)
Foreign exchange losses/gains in $, not (deductible)/taxable for local income tax	$129	($443)	$20
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax	-	($208)	-
Other local GAAP and local tax return adjustments	($2,038)	($121)	$182
Total income tax (expense)/ benefit	($1,824)	($599)	$1,137

Deferred taxes explanatory

	December 31, 2020	December 31, 2019
Deferred income tax assets:
Future deductible differences	$691	$785
Tax loss carry-forward	-	—
Total deferred income tax assets	$691	$785

Deferred income tax liability:
Intangible assets	(3,299)	(3,745)
Property, plant and equipment, net	(3,154)	(3,225)
Tax inflation adjustment in Argentina	(1,796)	(348)
Other	(334)	(957)
Total deferred income tax liability	(8,583)	(8,275)
Net deferred income tax liability	($7,892)	($7,490)

Deferred income tax assets
Deferred income tax assets	Future deductible differences	Tax loss carry-forward	Total Deferred Income Tax Assets
At January 1, 2018	1,329	260	1,589
Variance of nondeductible unpaid intercompany balances	(164)	-	(164)
Net increase of tax loss carry-forward	-	127	127
Other	(234)	-	(234)
At December 31, 2018	931	387	1,318
Variance of nondeductible unpaid intercompany balances	(425)	-	(425)
Nondeductible impact of vessel impairment	642	-	642
Net utilization of tax loss carry-forward	-	(490)	(490)
Changes in income tax rate	-	103	103
Other	(363)	-	(363)
At December 31, 2019	785	-	785
Variance of nondeductible unpaid intercompany balances	488	-	488
Other	(582)	-	(582)
At December 31, 2020	691	-	691

Deferred income tax liabilities
Deferred income tax liabilities	Intangible Assets	Property, Plant, and Equipment	Other deferred tax liabilities	Total Deferred Income Tax Liabilities
At January 1, 2018	(4,548)	(3,347)	(1,213)	(9,108)
Depreciations and Amortizations	535	83	-	618
Other	-	-	3	3
At December 31, 2018	(4,013)	(3,264)	(1,210)	(8,487)
Depreciations and Amortizations	534	84	-	618
Changes in income tax rate	(266)	(45)	-	(311)
Other	-	-	(95)	(95)
At December 31, 2019	(3,745)	(3,225)	(1,305)	(8,275)
Depreciations and Amortizations	446	71	-	517
Tax inflation adjustment in Argentina	-	-	(1,448)	(1,448)
Other	-	-	623	623
At December 31, 2020	(3,299)	(3,154)	(2,130)	(8,583)